DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Derivatives
Fair Value, Current portion of long-term liabilities	$ (443)	$ (660)
Number of U.S. and European banks which are counterparties | item	4
Number of swap agreements that provide for the entity or the counterparties to post collateral | item	0
De-designated Hedges | Fixed to 1-month floating LIBOR (with floor)
Derivatives
Notional amount	$ 50,000	50,000
Fair Value, Other long-term liabilities	(147)	(62)
De-designated Hedges | Fixed to 1-month floating LIBOR, one
Derivatives
Notional amount	125,000	175,000
Fair Value, Other long-term liabilities	(410)	(1,897)
De-designated Hedges | Fixed to 1-month floating LIBOR, two
Derivatives
Notional amount	50,000	100,000
Fair Value, Current portion of long-term liabilities	(443)	(660)
De-designated Hedges | Interest rate swaps
Derivatives
Gain recognized as a reduction to interest expense	1,600	2,200	$ 2,800
Cash flow hedges
Derivatives
Notional amount	100,000
Fair Value, Other long-term liabilities	(133)
Cash flow hedges | Interest rate swaps
Derivatives
Total Fair Value	$ (1,133)	$ (2,619)